Income Taxes - Summary Gross Movement in Current Income Tax Assets / (Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Net current income tax assets / (liabilities) at the beginning	$ 374	$ 468	$ 501
Translation differences	(5)	(32)	(18)
Income tax paid	1,114	1,088	1,020
Current income tax expense	(1,015)	(1,153)	(1,048)
Interest receivable on income tax refund	234
Income tax on other comprehensive income		(2)	2
Income tax benefit arising on exercise of stock options		6	10
Tax impact on buyback expenses		1	1
Additions through business combination		(2)
Net current income tax assets / (liabilities) at the end	$ 702	$ 374	$ 468